COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
2015	$ 10,936
2016	7,378
2017	2,982
2018	20
2019 and thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 21,316